Investments (Tables) - A Place For Rover INC	12 Months Ended
Dec. 31, 2020
Schedule Of Investments [Line Items]
Schedule of Amortized Cost and Fair Value of Available-for-sale Investments and Unrealized Gains and Losses	The amortized cost and fair value of the available-for-sale investments and unrealized gains and losses were as follows (in thousands)

	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Corporate securities and commercial paper	$25,291	$64	$—	$25,355
Asset-backed securities	660	—	—	660
Certificates of deposit	10,118	—	—	10,118
Total	$36,069	$64	$—	$36,133

Schedule of Contractual Maturity of Available-for-sale Investments

The contractual maturity of the available-for-sale investments were as follows (in thousands):

	December 31, 2019
	Less than		More than
	1 year	1 to 5 years	5 years	Total
Corporate securities and commercial paper	$17,187	$8,168	$—	$25,355
Asset-backed securities	—	660	—	660
Certificates of deposit	8,120	1,998	—	10,118
Total	$25,307	$10,826	$—	$36,133